INVENTORY	12 Months Ended
Dec. 31, 2013
Inventory Disclosure [Abstract]
INVENTORY
6.	INVENTORY

	2013	2012

Materials	$8,655	$4,551
Customer support inventory	742	724
Work in progress	608	745
	$10,005	$6,020

During the years ended December 31, 2013 and 2012, the Company wrote down $232 and $290 of inventory and recorded an inventory provision for slow moving and obsolete inventory of $318 and $145.